CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Cash And Cash Equivalents [Abstract]
Cash	$ 391		$ 347
Short-term deposits	5		8
Cash and cash equivalents, net	$ 396	$ 298	$ 355	$ 406	$ 406	$ 304